PENSION LIABILITIES, NET (Tables)	12 Months Ended
Dec. 31, 2015
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Schedule Of Changes In Projected Benefit Obligations
	December 31,
	2014	2015

Accumulated benefit obligation	$3,243	$2,362

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$11,204	3,243
Liability assumed at the acquisition date of Nera
Service cost	37	16
Interest cost	271	53
Plan settlements	(7,007)	-
Expenses paid	(548)	(315)
Exchange rates differences	(963)	(417)
Actuarial loss (gain)	249	(218)

Projected benefit obligation at end of year	$3,243	$2,362

Change in plan assets
Fair value of plan assets at beginning of year	$7,124	$-
Actual return on plan assets	146	-
Employer contributions to plan	18	-
Plan settlements	(7,053)	-
Exchange rates differences	(235)	-

Fair value of plan assets at end of year	$-	$-

Schedule Of Assumptions Used
	December 31,
	2014	2015
Weighted-average assumptions
Discount rate	3.00%	2,70%
Rate of compensation increase	3.25%	2,5%

Schedule Of Net Benefit Costs
	December 31,
	2014	2015
Components of net periodic benefit cost
Service cost	$37	$145
Interest cost	271	467
Expected return on plan assets	(146)	-
Exchange rates differences	15	-

Net periodic benefit cost	$177	$612

Schedule Of Expected Benefit Payments
	December 31,
	2014	2015

2015	$480	$315
2016	396	290
2017	241	240
2018	150	150
2019 and thereafter	692	700

	$1,959	$1,695